18 SUBSEQUENT EVENTS (Details Narrative)	3 Months Ended
	Sep. 30, 2017 USD ($)	Jun. 30, 2017 shares	Mar. 10, 2017 USD ($) shares	Mar. 07, 2017 USD ($)	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Subsequent Events [Abstract]
Common stock issued | shares		14,650,412			13,885,972	11,874,361
Acquisition common stock | shares			576,923
Interest rate			6.00%	8.00%
Unsecured promissory notes			$ 3,750,000	$ 1,250,000
Earn-out payments a year for 2016 and 2017			$ 1,200,000
Number of employees expected to be impacted	20
Restructuring charge	$ 80,000
Annual savings due to streamlining of operations	$ 1,500,000